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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Echo Point Investment Management, LLC
                 -------------------------------------
   Address:      One Tower Bridge
                 -------------------------------------
                 100 Front Street, Suite 1230
                 -------------------------------------
                 West Conshohocken, PA 19428
                 -------------------------------------

Form 13F File Number: 028-14149
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen M. Wellman
         -------------------------------------------------
Title:   Chief Operating Officer, Chief Compliance Officer
         -------------------------------------------------
Phone:   (610) 234-4212
         -------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Stephen M. Wellman          West Conshohocken, PA    May 11, 2011
   -------------------------------    ---------------------   -------------
           [Signature]                   [City, State]           [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 23 (data records)
                                        --------------------

Form 13F Information Table Value Total: $139,613
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number       Name

    01        028-11931                  Old Mutual (US) Holdings Inc.
    ------        -----------------      ---------------------------------
    02        028-12567                  Mercer Global Investments, Inc.
    ------        -----------------      ---------------------------------

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
                                                             VALUE    SHARES/  SH/  PUT/  INVSTMT             ---VOTING AUTHORITY---
NAME OF ISSUER                -TITLE OF CLASS-   --CUSIP--  (X$1000)  PRN AMT  PRN  CALL  DSCRETN  -MANAGERS-  SOLE   SHARED   NONE
MILLICOM INTL CELLULAR S A     SHS NEW           L6388F110  19149     199112   SH         Defined     01       195064      0    4048
MILLICOM INTL CELLULAR S A     SHS NEW           L6388F110   5514      57332   SH         Other       01 02     57332      0       0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS    02364W105  13322     229296   SH         Defined     01       222486      0    6810
AMERICA MOVIL SAB DE CV        SPON ADR L SHS    02364W105   5638      97036   SH         Other       01 02     97036      0       0
BANCO SANTANDER SA             ADR               05964H105    110       9400   SH         Defined     01         9400      0       0
BHP BILLITON LTD               SPONSORED ADR     088606108    147       1532   SH         Defined     01         1532      0       0
COCA COLA HELLENIC BTTLG CO    SPONSORED ADR     1912EP104    566      20880   SH         Defined     01        20880      0       0
ENI S P A                      SPONSORED ADR     26874R108    138       2817   SH         Defined     01         2817      0       0
HSBC HLDGS PLC                 SPON ADR NEW      404280406     82       1584   SH         Defined     01         1584      0       0
ICICI BK LTD                   ADR               45104G104    588      11800   SH         Defined     01         4200      0    7600
ISHARES TR                     S&P GBL HLTHCR    464287325    726      13420   SH         Defined     01        13420      0       0
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD  465562106  11977     497996   SH         Defined     01       483145      0   14851
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD  465562106   5092     211711   SH         Other       01 02    211711      0       0
NIDEC CORP                     SPONSORED ADR     654090109    133       6159   SH         Defined     01         6159      0       0
NOVO-NORDISK A S               ADR               670100205    120        960   SH         Defined     01          960      0       0
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG    71654V101  10096     284077   SH         Defined     01       275682      0    8395
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG    71654V101   4248     119531   SH         Other       01 02    119531      0       0
PRUDENTIAL PLC                 ADR               74435K204    157       6909   SH         Defined     01         6909      0       0
RYANAIR HLDGS PLC              SPONSORED ADR     783513104  17710     637062   SH         Defined     01       623023      0   14039
RYANAIR HLDGS PLC              SPONSORED ADR     783513104   5424     195124   SH         Other       01 02    195124      0       0
TENARIS S A                    SPONSORED ADR     88031M109    145       2929   SH         Defined     01         2929      0       0
TEVA PHARMACEUTICAL INDS LTD   ADR               881624209  29384     585682   SH         Defined     01       572909      0   12773
TEVA PHARMACEUTICAL INDS LTD   ADR               881624209   9147     182313   SH         Other       01 02    182313      0       0